Investment securities (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	294	2,117	985
Realized gains	14	40	5
Realized losses	(2)	(22)	(11)
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	642	1	3
Realized gains	294	0	0
Realized losses	0	0	0
Bank | Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	294	2,117	984
Realized gains	14	40	5
Realized losses	(2)	(22)	(11)
Bank | Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	642	1	3
Realized gains	294	0	0
Realized losses	0	0	0